Details of Significant Accounts - Changes in liabilities from financing activities, schedule of changes in liabilities from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in liabilities from financing activities
Balance at the beginning	$ 3,545	$ 259,868	$ 108,767
Changes in cash flow from financing activities	(435)	(457)	(393)
Net exchange differences		(56)	13
Warrants assumed in connection with the Recapitalization		8,431
Exchange of preferred shares		(358,238)
Change in fair value through profit and loss	(1,641)	93,777	150,745
Change in fair value through other comprehensive income		7	58
Changes in other non-cash items – additions	1,012	213	678
Changes in other non-cash items – lease modification	(47)
Balance at the end	2,434	3,545	259,868
Financial liabilities at fair value through profit or loss
Changes in liabilities from financing activities
Balance at the beginning	3,207	259,230	108,427
Changes in cash flow from financing activities	0	0	0
Net exchange differences		0	0
Warrants assumed in connection with the Recapitalization		8,431
Exchange of preferred shares		(358,238)
Change in fair value through profit and loss	(1,641)	93,777	150,745
Change in fair value through other comprehensive income		7	58
Changes in other non-cash items – additions	0	0	0
Changes in other non-cash items – lease modification	0
Balance at the end	1,566	3,207	259,230
Lease liabilities (including current portion)
Changes in liabilities from financing activities
Balance at the beginning	338	638	340
Changes in cash flow from financing activities	(435)	(457)	(393)
Net exchange differences		(56)	13
Warrants assumed in connection with the Recapitalization		0
Exchange of preferred shares		0
Change in fair value through profit and loss	0	0	0
Change in fair value through other comprehensive income		0	0
Changes in other non-cash items – additions	1,012	213	678
Changes in other non-cash items – lease modification	(47)
Balance at the end	$ 868	$ 338	$ 638